Cover	Sep. 22, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	1-06544
Entity Registrant Name	Sysco Corporation
Entity Central Index Key	0000096021
Entity Tax Identification Number	74-1648137
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1390 Enclave Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077-2099
City Area Code	281
Local Phone Number	584-1390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	SYY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Sysco Holdings Corporation [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	333-297217
Entity Registrant Name	Sysco Holdings Corporation
Entity Central Index Key	0002134688
Entity Tax Identification Number	42-1897852
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1390 Enclave Parkway
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77077-2099
City Area Code	281
Local Phone Number	584-1390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false